Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt - Credit Facilities And Senior Notes (Table)

		Year Ended December 31,
Debt instruments	Borrowers-Issuers	2021	2020

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	567,000	615,000
Total debt		$567,000	$615,000
Less deferred financing fees		(5,034)	(7,319)
Total debt, net of deferred finance costs		$561,966	$607,681
Less current portion, net of deferred financing fees		$(45,947)	$(45,715)

Long-term debt, net of current portion and deferred financing fees		$516,019	$561,966

Long-Term Debt - Principal Payments (Table)
Year ending December 31,	Amount
2022	48,000
2023	48,000
2024	471,000
Total long-term debt	$567,000